COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2019 (Unaudited)

		Shares	Value
COMMON STOCK	98.4%
AUSTRALIA	9.6%
REAL ESTATE
DIVERSIFIED	6.4%
BGP Holdings PLC (EUR)(a),(b),(c)		56,622,235	$0
Charter Hall Group		1,959,134	14,286,419
GPT Group		4,625,717	20,396,678
Ingenia Communities Group		3,350,916	7,185,538

			41,868,635

INDUSTRIALS	2.0%
Goodman Group		1,427,732	13,533,706

SELF STORAGE	1.2%
New South Resources Ltd.		6,214,783	7,788,601

TOTAL AUSTRALIA			63,190,942

AUSTRIA	0.8%
REAL ESTATE—DIVERSIFIED
CA Immobilien Anlagen AG		141,248	5,101,928

BELGIUM	0.5%
REAL ESTATE—RESIDENTIAL
Aedifica SA		37,204	3,551,529

CANADA	4.4%
REAL ESTATE
OFFICE	1.8%
Allied Properties REIT		320,448	11,821,818

RESIDENTIAL	2.6%
Boardwalk REIT		568,865	17,359,460

TOTAL CANADA			29,181,278

FRANCE	5.9%
REAL ESTATE
DIVERSIFIED	2.0%
Covivio		122,805	13,031,769

OFFICE	1.2%
Gecina SA		54,771	8,097,711

RETAIL	2.7%
Klepierre SA		513,450	17,958,517

TOTAL FRANCE			39,087,997

		Shares	Value
GERMANY	11.6%
REAL ESTATE
DIVERSIFIED	0.7%
TLG Immobilien AG		155,922	$4,694,465

OFFICE	1.1%
Alstria Office REIT AG		428,688	6,972,773

RESIDENTIAL	9.2%
ADO Properties SA, 144A(c)		87,017	4,944,015
Deutsche Wohnen SE		831,713	40,332,479
Instone Real Estate Group AG, 144A(c),(d)		172,568	3,871,564
LEG Immobilien AG		92,059	11,302,596

			60,450,654

RETAIL	0.6%
VIB Vermoegen AG		150,990	4,098,828

TOTAL GERMANY			76,216,720

HONG KONG	20.9%
REAL ESTATE
DIVERSIFIED	16.0%
China Overseas Land & Investment Ltd.		1,890,000	7,174,823
CK Asset Holdings Ltd.		3,624,000	32,223,798
Hang Lung Properties Ltd.		5,329,000	13,006,916
New World Development Co., Ltd.		11,252,579	18,663,632
Sun Hung Kai Properties Ltd.		1,080,627	18,542,851
Swire Properties Ltd.		3,619,600	15,562,074

			105,174,094

RETAIL	4.9%
Link REIT		2,756,841	32,239,441

TOTAL HONG KONG			137,413,535

JAPAN	24.1%
REAL ESTATE
DIVERSIFIED	18.8%
Activia Properties, Inc.		2,192	9,097,898
Invincible Investment Corp.		19,187	9,383,158
Mitsubishi Estate Co., Ltd.		1,298,877	23,503,544
Mitsui Fudosan Co., Ltd.		640,992	16,092,757
NIPPON REIT Investment Corp.		2,956	11,388,721
Nomura Real Estate Master Fund, Inc.		5,696	8,387,505
Orix JREIT, Inc.		9,053	15,528,064

		Shares	Value
Sumitomo Realty & Development Co., Ltd.		380,500	$15,744,591
Tokyo Tatemono Co., Ltd.		536,130	6,564,363
Tokyu Fudosan Holdings Corp.		1,385,084	8,273,262

			123,963,863

INDUSTRIALS	1.3%
Nippon Prologis REIT, Inc.		4,164	8,859,255

OFFICE	4.0%
Daiwa Office Investment Corp.		611	4,344,203
Nippon Building Fund, Inc.		2,550	17,256,158
Sekisui House REIT, Inc.		5,931	4,479,155

			26,079,516

TOTAL JAPAN			158,902,634

MEXICO	0.6%
REAL ESTATE—OFFICE
Concentradora Fibra Danhos SA de CV		2,921,542	4,184,329

NORWAY	1.3%
REAL ESTATE—OFFICE
Entra ASA, 144A(d)		575,542	8,688,232

SINGAPORE	4.1%
REAL ESTATE
DIVERSIFIED	2.7%
CapitaLand Ltd.		2,461,300	6,628,847
City Developments Ltd.		933,300	6,232,330
Keppel DC REIT		4,552,500	5,038,738

			17,899,915

HEALTH CARE	1.4%
Parkway Life Real Estate Investment Trust		4,335,100	9,340,337

TOTAL SINGAPORE			27,240,252

SPAIN	2.6%
REAL ESTATE
DIVERSIFIED	0.8%
Merlin Properties Socimi SA		374,016	4,894,081

OFFICE	1.6%
Inmobiliaria Colonial Socimi SA		1,022,212	10,509,199

RESIDENTIAL	0.2%
Aedas Homes SAU, 144A(c),(d)		62,056	1,581,569

TOTAL SPAIN			16,984,849

		Shares	Value
SWEDEN	2.9%
REAL ESTATE
DIVERSIFIED	1.3%
Castellum AB		443,934	$8,611,478

OFFICE	0.5%
Wihlborgs Fastigheter AB		217,672	2,966,818

RETAIL	1.1%
Catena AB		267,034	7,395,831

TOTAL SWEDEN			18,974,127

UNITED KINGDOM	9.1%
REAL ESTATE
DIVERSIFIED	3.8%
British Land Co., PLC		1,675,070	12,850,179
Land Securities Group PLC		412,774	4,910,597
LondonMetric Property PLC		2,728,532	7,096,890

			24,857,666

HEALTH CARE	0.9%
Assura PLC		7,871,563	5,884,828

INDUSTRIALS	2.2%
Segro PLC		1,635,324	14,342,930

RESIDENTIAL	0.6%
UNITE Group PLC		352,415	4,211,351

SELF STORAGE	1.6%
Big Yellow Group PLC		428,649	5,535,483
Safestore Holdings PLC		628,893	4,885,940

			10,421,423

TOTAL UNITED KINGDOM			59,718,198

TOTAL COMMON STOCK (Identified cost—$581,345,420)			648,436,550

SHORT-TERM INVESTMENTS	0.2%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 2.35%(e)		1,105,925	1,105,925

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$1,105,925)			1,105,925

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$582,451,345)	98.6%		$649,542,475
OTHER ASSETS IN EXCESS OF LIABILITIES	1.4		8,989,189

NET ASSETS	100.0%		$658,531,664

Glossary of Portfolio Abbreviations

EUR	Euro Currency
REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Security value is determined based on significant unobservable inputs (Level 3).
(b)	Illiquid security. Aggregate holdings equal 0.0% of the net assets of the Fund.
(c)	Non-income producing security.
(d)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $19,085,380 which represents 2.9% of the net assets of the Fund, of which 0.0% are illiquid.

(e)	Rate quoted represents the annualized seven-day yield.

Sector Summary	% of Net Assets
Diversified	53.3
Residential	13.1
Office	12.1
Retail	9.3
Industrials	5.5
Self Storage	2.8
Health Care	2.3
Other	1.6

100.0%

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$648,436,550	$648,436,550	$—	$0	(a)
Short-Term Investments	1,105,925	—	1,105,925	—

Total Investments in Securities(b)	$649,542,475	$648,436,550	$1,105,925	$0

(a)	BGP Holding PLC was acquired via a spinoff and has been fair valued at $0 by the Valuation Committee, pursuant to the Fund’s fair value procedures and classified as a Level 3 security.
(b)	Portfolio holdings are disclosed individually on the Schedule of Investments.